Zacks All-Cap Core Fund

Institutional Class Shares – CZOVX

Zacks Dividend Fund
Investor Class Shares – ZDIVX

Institutional Class Shares – ZDIIX

Zacks Market Neutral Fund

Investor Class Shares – ZMNVX

Institutional Class Shares – ZMNIX

Zacks Small-Cap Core Fund

Investor Class Shares – ZSCCX

Institutional Class Shares – ZSCIX

Each a series of Investment Managers Series Trust

Supplement dated June 27, 2019, to the

Prospectus and Statement of Additional Information (“SAI”),

each dated April 1, 2019.

Effective July 1, 2019 (the “Effective Date”), Benjamin L. Zacks will no longer serve as a portfolio manager to the Zacks All-Cap Core Fund, Zacks Dividend Fund, Zacks Market Neutral Fund, and Zacks Small-Cap Core Fund (the “Zacks Funds”). Accordingly, as of the Effective Date, all references in the Prospectus and SAI to Benjamin L. Zacks are hereby deleted in their entirety. Mitch E. Zacks will continue to serve as the portfolio manager of the Zacks Funds.

Please file this Supplement with your records.